6. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2023		Jan. 31, 2022
Equpment, Vehicles and Furniture, starting balance		$ 26,934	[1]	$ 38,538
Additions for the year		(8,040)		(11,604)
Disposals for period		(222)		0
Equpment, Vehicles and Furniture, ending balance	[1]	18,672		26,934
Automobiles - Value at Cost
Equpment, Vehicles and Furniture, starting balance		62,633		62,633
Additions for the year		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		62,633		62,633
Automobiles - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(36,547)		(25,366)
Additions for the year		(7,826)		(11,181)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(44,373)		(36,547)
Automobiles - Net book value
Equpment, Vehicles and Furniture, starting balance		26,086		37,267
Additions for the year		(7,826)		(11,181)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		18,260		26,086
Office furniture and equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		23,397		23,397
Additions for the year		0		0
Disposals for period		(8,003)		0
Equpment, Vehicles and Furniture, ending balance		15,394		23,397
Office furniture and equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(22,931)		(22,815)
Additions for the year		(54)		(116)
Disposals for period		7,807		0
Equpment, Vehicles and Furniture, ending balance		(15,178)		(22,931)
Office furniture and equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		466		582
Additions for the year		(54)		(116)
Disposals for period		(196)		0
Equpment, Vehicles and Furniture, ending balance		216		466
Computer equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		97,620		97,620
Additions for the year		0		0
Disposals for period		(64,236)		0
Equpment, Vehicles and Furniture, ending balance		33,384		97,620
Computer equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(97,238)		(96,931)
Additions for the year		(160)		(307)
Disposals for period		64,210		0
Equpment, Vehicles and Furniture, ending balance		(33,188)		(97,238)
Computer equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		382		689
Additions for the year		(160)		(307)
Disposals for period		(26)		0
Equpment, Vehicles and Furniture, ending balance		$ 196		$ 382

[1]	Note 6